Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for past due classification of loans and leases receivable			30 days
Other Lending Subsidiaries
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for nonaccrual status classification of loans			90 days
Residential Mortgage | Nonperforming
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for charge-offs of TDRs			120 days
Residential Mortgage | Nonperforming | Secured by 1-4 Family Properties
Loans and Leases Receivable Disclosure [Line Items]
Threshold period past due for charge down of loans			120 days
Direct Retail and Residential Mortgage
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for nonaccrual status classification of loans	120 days	180 days
Revolving Credit
Loans and Leases Receivable Disclosure [Line Items]
Threshold period past due for charge down of loans			180 days
Commercial Bank Cards
Loans and Leases Receivable Disclosure [Line Items]
Threshold period past due for charge down of loans			90 days
Commercial
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for nonaccrual status classification of loans			90 days
Threshold amount for annual risk ratings review (or more)			$ 1
Threshold amount to be subjected to automated loan review system that produces a score for evaluating reserves (less than)			1
Threshold amount to establish a reserve on nonaccrual loans (or more)			$ 3
Minimum | Direct Retail, Mortgage and Sales Finance Loans
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for nonaccrual status classification of loans			90 days
Minimum | Other Retail Loans | Not Secured by 1-4 Family Properties
Loans and Leases Receivable Disclosure [Line Items]
Threshold period past due for charge down of loans			90 days
Minimum | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Threshold amount to establish a reserve on collateral dependent loans based upon the underlying collateral value, net of costs to sell			$ 1
Minimum | Commercial | Nonperforming
Loans and Leases Receivable Disclosure [Line Items]
Historical payment performance period for loans to be classified to accrual status from TDR			6 months
Minimum | Retail | Nonperforming
Loans and Leases Receivable Disclosure [Line Items]
Historical payment performance period for loans to be classified to accrual status from TDR			6 months
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Collateral on impaired loans and foreclosed properties, valuation period			6 months
Maximum | Direct Retail, Mortgage and Sales Finance Loans
Loans and Leases Receivable Disclosure [Line Items]
Threshold period for nonaccrual status classification of loans			120 days
Maximum | Other Retail Loans | Not Secured by 1-4 Family Properties
Loans and Leases Receivable Disclosure [Line Items]
Threshold period past due for charge down of loans			120 days
Maximum | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Threshold amount to establish a reserve on collateral dependent loans based upon the underlying collateral value, net of costs to sell			$ 3